Note 9 - Intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2012	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer lists and relationships	$159,242	$60,375	$98,867
Franchise rights	38,255	14,148	24,107
Trademarks and trade names:
Indefinite life	20,995	-	20,995
Finite life	40,335	11,193	29,142
Management contracts and other	19,936	15,111	4,825
Brokerage backlog	2,389	2,376	13
	$281,152	$103,203	$177,949
	Gross
December 31, 2011	carrying	Accumulated
	amount	amortization	Net

Customer lists and relationships	$152,824	$48,683	$104,141
Franchise rights	37,246	12,648	24,598
Trademarks and trade names:
Indefinite life	20,702	-	20,702
Finite life	40,176	9,179	30,997
Management contracts and other	20,010	11,548	8,462
Brokerage backlog	2,240	2,231	9
	$273,198	$84,289	$188,909

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer lists and relationships	$5,917	17.5
Franchise rights	1,339	9.4
Trademarks and trade names	160	4.8
Management contracts and other	43	8.8
Brokerage backlog	147	0.5
	7,606	15.4

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$33,502
2014	14,443
2015	13,982
2016	13,473
2017	12,245